INCOME TAXES - Schedule of components of the net deferred income taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Disclosure Abstract
Compensation and related benefits	$ 328	$ 605
Net operating loss	35	43
Reserves and reinsurance	1,460	1,906
Investments	0	0
Alternative minimum tax credits	528	303
Other	170	537
Total	2,521	3,394
Net operating loss	0	0
DAC and VOBA	850	1,551
Unrealized investment gains (losses)	373	63
Investments	891	859
Alternative minimum tax credits	0	0
Other	0	0
Total	$ 2,114	$ 2,473